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                                CERTIFICATION OF
                         SANFORD C. BERNSTEIN FUND. INC.
           ----------------------------------------------------------


                  SANFORD C. BERNSTEIN FUND, INC. (the "Registrant") does hereby certify as follows:

         1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

         2. Reference is made to the Fixed-Income Institutional Services Prospectus, International Institutional Services Prospectus, Regular Prospectus and Statement of Additional Information, each dated February 1, 2000 by the Registrant pursuant to Post-Effective Amendment No. 21 filed January 28, 2000 (the "Post-Effective Amendment") with the Securities and Exchange Commission (File Nos. 33-21844; 811-5555).

         3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

         4. The form of Fixed-Income Institutional Services Prospectus, International Institutional Services Prospectus, Regular Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

         5. The text of the Post-Effective Amendment has been filed electronically.


                                    SANFORD C. BERNSTEIN FUND, INC.




                                    BY: /s/ Jean Margo Reid
                                        -------------------------------
                                          Jean Margo Reid, Secretary

Dated:  February 1, 2000